Goodwill and intangible assets - Movements in present value in-force long-term insurance contracts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets beginning balance	$ 20,163
Goodwill and intangible assets ending balance	20,443	$ 20,163
Present value of in-force long-term insurance business
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets beginning balance	8,945
Change in PVIF of long-term insurance business	382	1,749
– value of new business written during the year	776	1,225
– expected return	(1,003)	(836)
– assumption changes and experience variances	604	1,378
– other adjustments	5	(18)
Exchange differences and other movements	108	47
Goodwill and intangible assets ending balance	$ 9,435	$ 8,945